UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            January 6, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               32
                                                  -----------------------

Form 13F Information Table Value Total:            $139490.88 (x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ATT&T Inc                    COM              00206R102       204.72      6770             SOLE                      6770
Aecom Technology Corp        COM              00766T100      6717.89    326587             SOLE                    326587
Amarin Corp Plc New Adrf     SPON ADR NEW      23111206       454.64     60700             SOLE                     60700
Amern Tower Corp Class A     CL A             029912AF9      9509.60    158467             SOLE                    158467
Antares Pharma Inc           COM               36642106        34.10     15500             SOLE                     15500
Apple Computer Inc           COM              037833100       616.82      1523             SOLE                      1523
Bank of America Corp         COM               60505104        63.80     11475             SOLE                     11475
Berkshire Hathaway Cl B      CL B             084670207       521.13      6830             SOLE                      6830
Boston Scientific Corp       COM              101137107        54.74     10250             SOLE                     10250
Cardiome Pharma Cp NEW       COM NEW          14159U202       161.75     61500             SOLE                     61500
Cenovus Energy Inc           COM              15135U109      8125.00    244729             SOLE                    244729
Chevrontexaco Corp           COM              166764100       261.21      2455             SOLE                      2455
Chimera Investment Corp      COM              16934Q109        31.38     12500             SOLE                     12500
Companhia Vale Do Adr        COM              91912E105      7199.28    335631             SOLE                    335631
Dht Holdings Inc             COM              Y2065G105        46.81     63250             SOLE                     63250
Exxon Mobil Corporation      COM              30231G102       461.52      5445             SOLE                      5445
Gencor Industries Inc        COM              368678108       117.98     17000             SOLE                     17000
Metlife Inc                  COM              59156R108      5746.57    184303             SOLE                    184303
National Oilwell Varco       COM              637071101     13411.03    197250             SOLE                    197250
Newcastle Investment Cp      COM              65105M108      6356.51   1366991             SOLE                   1366991
Polycom Inc                  COM              73172K104       718.83     44100             SOLE                     44100
Posco Adr                    SPON ADR         693483109      7202.22     87725             SOLE                     87725
Promotora De Info Adr Bf     ADR CL B Conv    74343G303      1871.68    386711             SOLE                    386711
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      6021.43    312169             SOLE                    312169
Prudential Financial Inc     COM              744320102      2352.48     46937             SOLE                     46937
Rentech Inc                  COM              760112102        15.92     12150             SOLE                     12150
Seadrill Ltd                 SHS              G7945E105      7802.11    235145             SOLE                    235145
Sigma Aldrich Corp           COM              826552101       238.60      3820             SOLE                      3820
Sino Clean Energy New        COM NEW          82936G200        22.50     22500             SOLE                     22500
Sirius Satellite Radio       COM              86967N108        46.23     25400             SOLE                     25400
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     23409.76    705751             SOLE                    705751
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     29692.65   1116265             SOLE                   1116265

TOTAL $139490.88 (X1000)

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